CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,423,858)	$ (952,851)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Net loss attributable to noncontrolling interests in Omagine LLC	(20,639)
Depreciation and amortization	2,162	1,870
Stock based compensation related to stock options	880,538	46,249
Issuance of Common Stock for 401K Plan contributions	76,250	72,500
Issuance of stock grant to consultant	3,250	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees		300,000
Issuance of Stock Grants to Stockholder Relations Agent for fees	15,000
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	16,826	(300)
Accounts payable	(259,468)	19,389
Accrued expenses and other current liabilities	896	10,527
Accrued officers' payroll	65,500	115,001
Convertible Notes Payable and accrued interest	(12,432)	25,321
Net cash flows used by operating activities	(655,975)	(355,544)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(5,538)
Net cash flows used by investing activities	(5,538)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	5,960	(475)
Proceeds from sale of Common Stock	90,000	270,000
Proceeds from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock		58,500
Proceeds from the Rights Offering concluded March 30,2012	731,639
Net cash flows provided by financing activities	827,599	328,025
NET INCREASE IN CASH	166,086	(27,519)
CASH BEGINNING OF PERIOD	235,381	148,217
CASH END OF PERIOD	401,467	120,698
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,000	1,289
Interest paid	8,247
NON - CASH FINANCING ACTIVITIES:
Stock subscriptions from rights offering concluded March 30, 2012	1,267,540
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest	(276,643)
Accounts payable	(9,000)
Accrued officers' payroll	(227,434)
Due officers and directors	(22,824)
Total	(535,901)
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)	$ 731,639